Vanguard® High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (4.5%)
Linde plc	1,915,294	588,742
Air Products and Chemicals Inc.	810,281	235,816
Newmont Corp.	2,940,683	184,734
Dow Inc.	2,733,758	169,930
International Flavors & Fragrances Inc.	911,143	137,255
Fastenal Co.	2,098,569	114,939
Nucor Corp.	1,092,266	113,617
LyondellBasell Industries NV Class A	963,766	95,731
International Paper Co.	1,432,537	82,743
Celanese Corp.	412,196	64,208
Eastman Chemical Co.	498,279	56,166
Steel Dynamics Inc.	735,713	47,417
CF Industries Holdings Inc.	782,210	36,959
Reliance Steel & Aluminum Co.	232,083	36,472
Scotts Miracle-Gro Co.	150,558	26,643
Olin Corp.	527,314	24,800
Huntsman Corp.	771,377	20,372
Southern Copper Corp.	306,433	20,114
Chemours Co.	599,414	19,930
Timken Co.	234,751	18,663
Avient Corp.	331,024	16,061
Commercial Metals Co.	436,663	14,322
Sensient Technologies Corp.	152,964	13,335
Cabot Corp.	202,200	11,133
Compass Minerals International Inc.	123,384	8,459
Worthington Industries Inc.	126,054	8,064
Tronox Holdings plc Class A	416,432	7,675
Kaiser Aluminum Corp.	56,719	6,902
Carpenter Technology Corp.	171,237	6,533
Schweitzer-Mauduit International Inc.	112,073	4,408
		2,192,143
Consumer Discretionary (8.5%)
Home Depot Inc.	3,940,207	1,293,136
Walmart Inc.	5,255,618	749,188
McDonald's Corp.	2,736,405	664,153
Target Corp.	1,821,537	475,512
Best Buy Co. Inc.	914,111	102,700
VF Corp.	1,186,056	95,122
ViacomCBS Inc. Class B	2,132,956	87,302
Garmin Ltd.	553,722	87,045
Genuine Parts Co.	516,793	65,591

	Shares	Market Value ($000)
Omnicom Group Inc.	780,989	56,872
Interpublic Group of Cos. Inc.	1,433,833	50,700
Whirlpool Corp.	224,114	49,650
Hasbro Inc.	468,575	46,595
Williams-Sonoma Inc.	273,935	41,556
Newell Brands Inc.	1,391,262	34,434
Nielsen Holdings plc	1,311,152	31,061
Polaris Inc.	210,738	27,621
Leggett & Platt Inc.	486,297	23,357
Hanesbrands Inc.	1,271,444	23,216
Foot Locker Inc.	329,442	18,798
H&R Block Inc.	667,446	16,386
Travel + Leisure Co.	309,934	16,055
TEGNA Inc.	804,618	14,258
Rent-A-Center Inc.	239,315	13,694
LCI Industries	90,840	13,246
MDC Holdings Inc.	208,085	11,095
Kontoor Brands Inc.	189,430	10,491
Penske Automotive Group Inc.	116,058	10,283
John Wiley & Sons Inc. Class A	156,799	9,217
Big Lots Inc.	126,534	7,290
HNI Corp.	159,120	5,935
Sinclair Broadcast Group Inc. Class A	167,169	4,729
Steelcase Inc. Class A	328,066	4,511
		4,160,799
Consumer Staples (12.9%)
Procter & Gamble Co.	8,920,073	1,268,702
Coca-Cola Co.	14,225,305	811,269
PepsiCo Inc.	5,062,116	794,499
Philip Morris International Inc.	5,705,223	571,036
CVS Health Corp.	4,822,417	397,174
Altria Group Inc.	6,785,777	325,989
Mondelez International Inc. Class A	5,108,124	323,140
Colgate-Palmolive Co.	3,059,572	243,236
Kimberly-Clark Corp.	1,233,240	167,375
Sysco Corp.	1,782,199	132,239
General Mills Inc.	2,236,624	131,648
Walgreens Boots Alliance Inc.	2,625,998	123,816
Archer-Daniels-Midland Co.	2,039,562	121,803
Kroger Co.	2,739,551	111,500
Hershey Co.	535,487	95,788
Kraft Heinz Co.	2,430,539	93,503
Clorox Co.	455,030	82,310
Tyson Foods Inc. Class A	1,051,355	75,130
Kellogg Co.	923,381	58,505
Conagra Brands Inc.	1,717,140	57,507
J M Smucker Co.	387,308	50,780
Hormel Foods Corp.	1,036,610	48,078
Coca-Cola Europacific Partners plc	736,812	45,726
Bunge Ltd.	502,717	39,026
Campbell Soup Co.	713,058	31,175
Ingredion Inc.	245,329	21,542
Flowers Foods Inc.	685,940	16,161
Spectrum Brands Holdings Inc.	152,258	13,300
Medifast Inc.	42,346	12,090
Energizer Holdings Inc.	245,849	10,535
Nu Skin Enterprises Inc. Class A	179,015	9,611
Vector Group Ltd.	522,151	6,976

		Shares	Market Value ($000)
[1]	B&G Foods Inc.	230,487	6,620
	Reynolds Consumer Products Inc.	199,025	5,662
	Universal Corp.	87,850	4,582
	Weis Markets Inc.	60,069	3,163
			6,311,196
Energy (6.5%)
	Exxon Mobil Corp.	15,517,311	893,332
	Chevron Corp.	7,088,644	721,695
	ConocoPhillips	4,947,438	277,353
	EOG Resources Inc.	2,139,090	155,854
	Schlumberger NV	5,115,847	147,490
	Marathon Petroleum Corp.	2,384,591	131,677
	Kinder Morgan Inc.	7,128,973	123,901
	Phillips 66	1,604,316	117,805
	Williams Cos. Inc.	4,448,682	111,439
	Valero Energy Corp.	1,495,887	100,180
	ONEOK Inc.	1,625,298	84,467
	Devon Energy Corp.	2,466,013	63,722
	Baker Hughes Co.	2,697,037	57,285
	Diamondback Energy Inc.	660,785	50,966
	Ovintiv Inc.	952,390	24,438
	Cimarex Energy Co.	368,170	24,005
	Cabot Oil & Gas Corp.	1,433,400	22,934
*	DT Midstream Inc.	351,050	14,884
	Equitrans Midstream Corp.	1,481,470	12,178
	Antero Midstream Corp.	1,222,606	11,615
	Murphy Oil Corp.	528,110	11,465
	Helmerich & Payne Inc.	379,442	10,879
	Archrock Inc.	495,022	4,262
	HollyFrontier Corp.	1,350	40
			3,173,866
Financials (21.3%)
	JPMorgan Chase & Co.	11,019,042	1,672,470
	Bank of America Corp.	27,628,425	1,059,826
	Wells Fargo & Co.	15,156,677	696,298
	Citigroup Inc.	7,572,705	512,066
	Morgan Stanley	5,087,620	488,310
	BlackRock Inc.	423,782	367,491
	PNC Financial Services Group Inc.	1,554,239	283,509
	CME Group Inc.	1,313,322	278,595
	Chubb Ltd.	1,639,908	276,718
	US Bancorp	4,918,576	273,178
	Truist Financial Corp.	4,920,766	267,837
	Progressive Corp.	2,141,436	203,779
	T. Rowe Price Group Inc.	823,910	168,209
	MetLife Inc.	2,717,745	156,814
	Bank of New York Mellon Corp.	2,938,769	150,847
	American International Group Inc.	3,139,085	148,636
	Prudential Financial Inc.	1,444,870	144,892
	Discover Financial Services	1,113,848	138,474
	Travelers Cos. Inc.	920,174	137,032
	Aflac Inc.	2,459,259	135,259
	State Street Corp.	1,273,261	110,952
	Ameriprise Financial Inc.	426,064	109,737
	Arthur J Gallagher & Co.	739,139	102,969
	Fifth Third Bancorp	2,570,233	93,274
	Northern Trust Corp.	751,307	84,785

		Shares	Market Value ($000)
	Hartford Financial Services Group Inc.	1,306,787	83,138
	Huntington Bancshares Inc.	5,355,734	75,409
	KeyCorp	3,547,945	69,753
	Ally Financial Inc.	1,354,065	69,545
	Regions Financial Corp.	3,526,156	67,879
	Citizens Financial Group Inc.	1,558,398	65,702
	Cincinnati Financial Corp.	548,017	64,600
	M&T Bank Corp.	469,403	62,830
	Principal Financial Group Inc.	982,327	61,032
	Fidelity National Financial Inc.	1,011,159	45,108
	Equitable Holdings Inc.	1,402,992	43,310
	Lincoln National Corp.	693,087	42,708
	Apollo Global Management Inc.	652,957	38,433
	East West Bancorp Inc.	515,924	36,708
	Everest Re Group Ltd.	144,984	36,656
	Ares Management Corp. Class A	502,520	35,985
	Comerica Inc.	510,442	35,047
	Assurant Inc.	220,816	34,847
	American Financial Group Inc.	248,367	31,416
	Franklin Resources Inc.	1,057,842	31,259
	First Horizon Corp.	2,001,133	30,918
	Zions Bancorp NA	590,316	30,785
	Carlyle Group Inc.	592,994	29,928
	Invesco Ltd.	1,220,472	29,755
	Reinsurance Group of America Inc.	247,529	27,273
	Jefferies Financial Group Inc.	796,907	26,449
	First American Financial Corp.	389,459	26,214
	Janus Henderson Group plc	624,927	26,147
	Old Republic International Corp.	1,027,920	25,349
*	Credicorp Ltd.	247,800	25,018
	People's United Financial Inc.	1,555,314	24,418
	Cullen/Frost Bankers Inc.	208,667	22,394
	Prosperity Bancshares Inc.	327,614	22,340
	Popular Inc.	304,244	22,137
	Synovus Financial Corp.	538,392	22,020
	Unum Group	745,889	20,437
	OneMain Holdings Inc.	334,742	20,419
	New York Community Bancorp Inc.	1,653,733	19,481
	Evercore Inc. Class A	146,184	19,326
	Valley National Bancorp	1,456,049	18,768
	Bank OZK	449,332	18,292
	Glacier Bancorp Inc.	350,775	18,086
	South State Corp.	259,922	17,893
	Hanover Insurance Group Inc.	131,251	17,837
	Lazard Ltd. Class A	372,518	17,583
	CIT Group Inc.	360,470	17,389
	PacWest Bancorp	431,075	17,165
	MGIC Investment Corp.	1,236,148	17,108
	Houlihan Lokey Inc. Class A	188,730	16,816
	Webster Financial Corp.	329,528	15,850
	RLI Corp.	145,291	15,747
	United Bankshares Inc.	454,217	15,689
	Umpqua Holdings Corp.	798,851	15,074
	Axis Capital Holdings Ltd.	283,381	14,416
	Community Bank System Inc.	194,798	13,955
	Hancock Whitney Corp.	316,656	13,841
	FNB Corp.	1,170,745	13,417
	BankUnited Inc.	338,664	13,404

	Shares	Market Value ($000)
First Hawaiian Inc.	479,267	13,194
Moelis & Co. Class A	222,233	13,167
Navient Corp.	641,912	13,114
Pacific Premier Bancorp Inc.	340,524	12,933
Assured Guaranty Ltd.	266,582	12,745
Bank of Hawaii Corp.	146,028	12,224
Home BancShares Inc.	552,070	11,693
Investors Bancorp Inc.	832,705	11,508
Federated Hermes Inc. Class B	343,351	11,138
Walker & Dunlop Inc.	106,338	11,004
CNO Financial Group Inc.	477,694	10,911
Associated Banc-Corp	550,292	10,896
Simmons First National Corp. Class A	390,513	10,630
Cathay General Bancorp	280,209	10,612
Atlantic Union Bankshares Corp.	287,475	10,197
Artisan Partners Asset Management Inc. Class A	211,897	10,190
Old National Bancorp	605,053	9,735
BancorpSouth Bank	370,972	9,571
Independent Bank Group Inc.	136,669	9,526
First Bancorp	777,090	9,426
BOK Financial Corp.	110,938	9,320
United Community Banks Inc.	316,465	9,117
Columbia Banking System Inc.	259,115	9,053
CVB Financial Corp.	466,559	8,893
Fulton Financial Corp.	572,946	8,778
Virtu Financial Inc. Class A	340,719	8,770
Washington Federal Inc.	262,554	8,473
Cadence Bancorp Class A	444,957	8,454
First Merchants Corp.	195,003	7,942
First Financial Bancorp	349,984	7,875
Cohen & Steers Inc.	91,446	7,609
WesBanco Inc.	235,420	7,599
First Midwest Bancorp Inc.	411,554	7,383
Towne Bank	241,629	7,203
Renasant Corp.	202,503	7,124
Sandy Spring Bancorp Inc.	166,272	6,915
Trustmark Corp.	227,247	6,822
Banner Corp.	125,511	6,657
Argo Group International Holdings Ltd.	116,918	6,095
Mercury General Corp.	98,844	6,013
Bank of NT Butterfield & Son Ltd.	181,023	5,999
Provident Financial Services Inc.	276,050	5,963
Horace Mann Educators Corp.	149,451	5,950
Northwest Bancshares Inc.	445,761	5,933
Hope Bancorp Inc.	444,347	5,888
NBT Bancorp Inc.	153,430	5,347
Westamerica Bancorp	94,984	5,276
Capitol Federal Financial Inc.	470,414	5,217
Berkshire Hills Bancorp Inc.	185,256	5,009
First Commonwealth Financial Corp.	345,240	4,547
American National Group Inc.	27,307	4,505
CNA Financial Corp.	101,742	4,478
Employers Holdings Inc.	103,663	4,304
City Holding Co.	56,476	4,273
S&T Bancorp Inc.	139,789	4,117
Brookline Bancorp Inc.	279,940	4,023
Safety Insurance Group Inc.	51,689	3,960
Stock Yards Bancorp Inc.	73,815	3,517

		Shares	Market Value ($000)
	BancFirst Corp.	62,497	3,467
	TFS Financial Corp.	177,509	3,458
	Kearny Financial Corp.	271,404	3,265
	State Auto Financial Corp.	62,979	3,149
	WisdomTree Investments Inc.	502,517	3,106
	Washington Trust Bancorp Inc.	60,408	2,945
	1st Source Corp.	63,876	2,925
	Community Trust Bancorp Inc.	56,759	2,257
	Republic Bancorp Inc. Class A	35,313	1,722
			10,367,569
Health Care (12.9%)
	Johnson & Johnson	9,653,172	1,662,276
	Pfizer Inc.	20,453,494	875,614
	Eli Lilly & Co.	3,105,739	756,247
	AbbVie Inc.	6,473,188	752,832
	Merck & Co. Inc.	9,281,939	713,503
	Bristol-Myers Squibb Co.	8,184,413	555,476
	Amgen Inc.	2,105,610	508,589
	Gilead Sciences Inc.	4,599,561	314,104
	Cardinal Health Inc.	1,062,574	63,096
*	Organon & Co.	929,086	26,953
	Perrigo Co. plc	489,546	23,513
	Patterson Cos. Inc.	313,180	9,749
	Healthcare Services Group Inc.	269,695	7,039
			6,268,991
Industrials (10.2%)
	United Parcel Service Inc. Class B	2,651,816	507,452
	Raytheon Technologies Corp.	5,552,263	482,769
	3M Co.	2,119,001	419,435
	Caterpillar Inc.	2,007,685	415,089
	Lockheed Martin Corp.	907,466	337,278
	Automatic Data Processing Inc.	1,558,262	326,658
	Illinois Tool Works Inc.	1,153,354	261,431
	Eaton Corp. plc	1,459,085	230,608
	Emerson Electric Co.	2,186,852	220,632
	Johnson Controls International plc	2,623,172	187,347
	General Dynamics Corp.	920,051	180,358
	L3Harris Technologies Inc.	749,023	169,833
	DuPont de Nemours Inc.	1,949,683	146,324
	Paychex Inc.	1,177,175	133,986
	Cummins Inc.	534,013	123,944
	PACCAR Inc.	1,247,306	103,514
	Synchrony Financial	2,121,460	99,751
	Packaging Corp. of America	343,237	48,568
	Westrock Co.	950,619	46,780
	CH Robinson Worldwide Inc.	483,086	43,077
	Snap-on Inc.	195,299	42,571
	RPM International Inc.	466,124	40,362
	Hubbell Inc. Class B	198,365	39,764
	Western Union Co.	1,492,953	34,651
	Watsco Inc.	119,650	33,794
	Huntington Ingalls Industries Inc.	144,044	29,548
	ManpowerGroup Inc.	199,152	23,615
	Sonoco Products Co.	367,538	23,445
	MDU Resources Group Inc.	730,190	23,162
	Flowserve Corp.	478,208	20,128
	nVent Electric plc	608,319	19,229

	Shares	Market Value ($000)
Crane Co.	180,230	17,524
MSC Industrial Direct Co. Inc. Class A	164,036	14,627
Ryder System Inc.	190,033	14,471
Triton International Ltd.	242,671	12,811
GATX Corp.	128,455	11,850
ABM Industries Inc.	246,941	11,480
Kennametal Inc.	306,171	11,099
Otter Tail Corp.	151,238	7,681
McGrath RentCorp	87,219	6,840
Granite Construction Inc.	169,167	6,499
ADT Inc.	579,915	6,083
Greif Inc. Class A	92,701	5,620
Greenbrier Cos. Inc.	115,392	4,939
H&E Equipment Services Inc.	115,521	3,931
Apogee Enterprises Inc.	91,265	3,620
Scorpio Tankers Inc.	180,538	2,952
Atlas Corp.	217,660	2,845
SFL Corp. Ltd.	381,348	2,620
		4,962,595
Real Estate (0.0%)
Kennedy-Wilson Holdings Inc.	435,900	8,801
Technology (7.7%)
Intel Corp.	14,809,517	795,567
Broadcom Inc.	1,462,706	709,997
Texas Instruments Inc.	3,384,055	645,069
QUALCOMM Inc.	4,133,309	619,170
International Business Machines Corp.	3,274,388	461,558
HP Inc.	4,574,631	132,070
Corning Inc.	2,781,685	116,441
Hewlett Packard Enterprise Co.	4,751,304	68,894
NetApp Inc.	815,548	64,909
Seagate Technology Holdings plc	725,184	63,744
NortonLifeLock Inc.	2,010,510	49,901
National Instruments Corp.	479,907	21,169
Avnet Inc.	362,862	14,993
Xerox Holdings Corp.	561,434	13,547
		3,777,029
Telecommunications (7.2%)
Comcast Corp. Class A	16,710,006	983,050
Cisco Systems Inc.	15,483,462	857,319
Verizon Communications Inc.	15,181,605	846,830
AT&T Inc.	26,172,851	734,148
Lumen Technologies Inc.	4,027,836	50,227
Juniper Networks Inc.	1,189,348	33,468
Cogent Communications Holdings Inc.	156,301	12,131
Telephone & Data Systems Inc.	365,170	8,162
		3,525,335
Utilities (8.0%)
NextEra Energy Inc.	7,184,721	559,690
Duke Energy Corp.	2,819,660	296,375
Southern Co.	3,874,551	247,468
Waste Management Inc.	1,545,673	229,162
Dominion Energy Inc.	2,950,368	220,894
Exelon Corp.	3,571,925	167,166
American Electric Power Co. Inc.	1,833,345	161,554
Sempra Energy	1,155,659	150,987

	Shares	Market Value ($000)
Xcel Energy Inc.	1,967,939	134,312
Public Service Enterprise Group Inc.	1,846,092	114,882
WEC Energy Group Inc.	1,155,113	108,742
Eversource Energy	1,257,371	108,473
Consolidated Edison Inc.	1,260,063	92,955
DTE Energy Co.	706,301	82,863
PPL Corp.	2,822,302	80,069
Ameren Corp.	932,205	78,231
FirstEnergy Corp.	1,990,147	76,262
Entergy Corp.	734,590	75,604
Edison International	1,365,350	74,412
CMS Energy Corp.	1,057,090	65,318
AES Corp.	2,422,228	57,407
Evergy Inc.	836,447	54,553
CenterPoint Energy Inc.	2,125,029	54,103
Alliant Energy Corp.	915,451	53,581
Atmos Energy Corp.	473,105	46,643
Essential Utilities Inc.	822,438	40,398
NRG Energy Inc.	889,994	36,703
NiSource Inc.	1,432,307	35,478
UGI Corp.	760,239	34,963
Pinnacle West Capital Corp.	412,080	34,429
Vistra Corp.	1,752,208	33,555
OGE Energy Corp.	732,301	24,715
IDACORP Inc.	182,860	19,283
Hawaiian Electric Industries Inc.	385,471	16,706
National Fuel Gas Co.	319,230	16,418
Portland General Electric Co.	327,253	16,003
Black Hills Corp.	230,387	15,586
PNM Resources Inc.	309,003	14,934
Southwest Gas Holdings Inc.	211,141	14,765
ONE Gas Inc.	191,890	14,158
New Jersey Resources Corp.	351,449	13,538
ALLETE Inc.	191,447	13,463
Spire Inc.	184,511	13,091
NorthWestern Corp.	183,294	11,362
Avangrid Inc.	208,633	10,878
Avista Corp.	253,858	10,873
MGE Energy Inc.	132,351	10,339
South Jersey Industries Inc.	374,736	9,432
Atlantica Sustainable Infrastructure plc	226,242	8,995
Covanta Holding Corp.	441,937	8,883
Clearway Energy Inc. Class C	299,146	8,580
SJW Group	100,365	6,918
Northwest Natural Holding Co.	109,967	5,750
Clearway Energy Inc. Class A	122,724	3,307
		3,895,209
Total Common Stocks (Cost $38,022,295)		48,643,533

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $66,052)	0.064%	660,525	66,053
Total Investments (99.8%) (Cost $38,088,347)				48,709,586
Other Assets and Liabilities—Net (0.2%)				99,611
Net Assets (100%)				48,809,197
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,230,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,645,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	363	79,669	571

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BlackRock Inc.	1/31/22	GSI	88,000	(0.089)	—	(1,285)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	48,643,533	—	—	48,643,533
Temporary Cash Investments	66,053	—	—	66,053
Total	48,709,586	—	—	48,709,586

Derivative Financial Instruments
Assets
Futures Contracts[1]	571	—	—	571
Liabilities
Swap Contracts	—	1,285	—	1,285
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.